Segmented Information - Geographical Segments (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	$ 390,382	$ 417,150
Canada
Disclosure of geographical areas [line items]
Non-current assets	308,816	360,254
EU
Disclosure of geographical areas [line items]
Non-current assets	29,368	41,866
Australia
Disclosure of geographical areas [line items]
Non-current assets	38,197	0
Uruguay
Disclosure of geographical areas [line items]
Non-current assets	$ 14,001	$ 15,030